Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue		$ 1,256,872
Cost of revenue (exclusive of amortization shown separately below)		(930,204)
Gross profit		326,668
Other income:
Government support income		737,628	437,146
Operating expenses:
Selling, general and administrative expenses		(8,026,703)	(4,920,103)
Development and regulatory approval expenses		(507,424)	(3,853,919)
Depreciation and amortization		(966,732)
Goodwill impairment		(4,158,670)
Total operating expenses		(13,659,529)	(8,774,022)
Loss from operations		(12,595,233)	(8,336,876)
Other income (expense):
Interest expense		(223,534)	(7,539)
Realized foreign exchange loss		(9,829)	(3,987)
Fair value gain on revaluation of financial instruments		2,154,365
Interest income		9,676	14,426
Total other income		1,930,678	2,900
Net loss	[1]	(10,664,555)	(8,333,976)
Net loss attributable to non-controlling interest		(32,835)	(27,925)
Net loss attributable to Intelligent Bio Solutions Inc.		(10,631,720)	(8,306,051)
Other comprehensive income (loss), net of tax:
Foreign currency translation income (loss)	[1]	212,639	(126,875)
Total other comprehensive income (loss)		212,639	(126,875)
Comprehensive loss		(10,451,916)	(8,460,851)
Comprehensive loss attributable to non-controlling interest		(32,835)	(27,925)
Comprehensive loss attributable to Intelligent Bio Solutions Inc.		$ (10,419,081)	$ (8,432,926)
Net loss per share, basic	[2]	$ (10.58)	$ (11.33)
Net loss per share, diluted	[2]	$ (10.58)	$ (11.33)
Weighted average shares outstanding, basic	[2]	1,004,593	733,263
Weighted average shares outstanding, diluted	[2]	1,004,593	733,263

[1]	Common Stock has been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statements unless otherwise stated.
[2]	Common Stock and per share amount have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statement unless otherwise stated.